UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

53 State Street

Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9805

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 4.6%
Boeing Co. (The)	31,472	8,000,497
General Dynamics Corp.	9,273	1,906,343
Lockheed Martin Corp.	15,736	4,882,724
Raytheon Co.	11,240	2,097,159
United Technologies Corp.	21,637	2,511,623
		19,398,346
Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	5,620	336,413
United Parcel Service, Inc., Class B	45,241	5,432,992
		5,769,405
Auto Components - 0.0%(a)
Gentex Corp.	8,711	172,478

Beverages - 3.8%
Coca-Cola Co. (The)	186,584	8,398,146
Dr Pepper Snapple Group, Inc.	8,149	720,942
PepsiCo, Inc.	64,630	7,201,721
		16,320,809
Capital Markets - 1.1%
Franklin Resources, Inc.	25,852	1,150,672
T. Rowe Price Group, Inc.	37,935	3,438,808
		4,589,480
Chemicals - 1.2%
Air Products & Chemicals, Inc.	9,554	1,444,756
International Flavors & Fragrances, Inc.	3,091	441,735
Monsanto Co.	12,364	1,481,454
Praxair, Inc.	11,240	1,570,678
		4,938,623
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	6,744	445,509
Waste Management, Inc.	18,265	1,429,601
		1,875,110
Communications Equipment - 2.0%
Cisco Systems, Inc.	256,553	8,627,877

Containers & Packaging - 0.1%
Avery Dennison Corp.	2,810	276,335
Bemis Co., Inc.	3,091	140,857
		417,192
Distributors - 0.2%
Genuine Parts Co.	10,397	994,473

Diversified Telecommunication Services - 6.4%
AT&T, Inc.	439,203	17,203,581
Verizon Communications, Inc.	199,791	9,887,657
		27,091,238
Electric Utilities - 3.9%
Alliant Energy Corp.	9,273	385,479
American Electric Power Co., Inc.	20,794	1,460,571
Avangrid, Inc.	2,810	133,250
Duke Energy Corp.	28,100	2,358,152
Edison International	13,488	1,040,869
Entergy Corp.	7,587	579,343
Eversource Energy	12,926	781,247
Exelon Corp.	31,753	1,196,136
FirstEnergy Corp.	15,174	467,814
NextEra Energy, Inc.	16,860	2,470,833
PG&E Corp.	21,356	1,454,130
Pinnacle West Capital Corp.	4,496	380,182
PPL Corp.	32,315	1,226,354
Southern Co. (The)	34,563	1,698,426
Xcel Energy, Inc.	21,356	1,010,566
		16,643,352
Electrical Equipment - 0.4%
Eaton Corp. plc	15,174	1,165,212
Rockwell Automation, Inc.	3,653	651,001
		1,816,213
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd.	12,645	1,050,294

Equity Real Estate Investment Trusts (REITs) - 6.8%
AvalonBay Communities, Inc.	15,736	2,807,617
Duke Realty Corp.	22,761	655,972
Equity Residential	64,911	4,279,582
Extra Space Storage, Inc.	11,240	898,301
Federal Realty Investment Trust	5,901	732,963
GGP, Inc.	57,886	1,202,292
Hospitality Properties Trust	10,397	296,211
Host Hotels & Resorts, Inc.	76,713	1,418,423
Liberty Property Trust	15,736	646,120
Macerich Co. (The)	12,083	664,203
Public Storage	30,067	6,434,037
Regency Centers Corp.	10,116	627,597
Simon Property Group, Inc.	41,588	6,696,084
Vornado Realty Trust	13,488	1,036,957
Weingarten Realty Investors	14,050	445,947
		28,842,306
Food & Staples Retailing - 3.8%
CVS Health Corp.	62,663	5,095,755
Sysco Corp.	15,736	848,957
Walgreens Boots Alliance, Inc.	30,629	2,365,171
Wal-Mart Stores, Inc.	98,069	7,663,112
		15,972,995
Food Products - 1.1%
Campbell Soup Co.	9,273	434,162
General Mills, Inc.	28,381	1,469,001
Hershey Co. (The)	7,025	766,919
Hormel Foods Corp.	15,174	487,692
JM Smucker Co. (The)	3,653	383,309
Kellogg Co.	9,835	613,409
McCormick & Co., Inc. (Non-Voting)	5,339	547,995
		4,702,487
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	61,258	3,268,727
Medtronic plc	46,927	3,649,513
		6,918,240
Health Care Providers & Services - 0.0%(a)
Patterson Cos., Inc.	2,529	97,746

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure - 3.1%
Carnival Corp.	14,612	943,497
Darden Restaurants, Inc.	6,463	509,155
McDonald's Corp.	50,580	7,924,874
Starbucks Corp.	68,283	3,667,480
		13,045,006
Household Durables - 0.2%
Garmin Ltd.	9,835	530,795
Leggett & Platt, Inc.	7,868	375,540
		906,335
Household Products - 5.7%
Church & Dwight Co., Inc.	8,430	408,434
Clorox Co. (The)	7,306	963,735
Colgate-Palmolive Co.	52,266	3,807,578
Kimberly-Clark Corp.	24,728	2,909,991
Procter & Gamble Co. (The)	177,030	16,106,189
		24,195,927
Industrial Conglomerates - 4.4%
3M Co.	38,497	8,080,520
General Electric Co.	266,107	6,434,467
Honeywell International, Inc.	28,381	4,022,723
		18,537,710
Insurance - 1.6%
Arthur J Gallagher & Co.	12,364	761,004
Everest Re Group Ltd.	2,529	577,599
Marsh & McLennan Cos., Inc.	66,878	5,605,045
		6,943,648
IT Services - 4.2%
Accenture plc, Class A	31,472	4,250,923
Amdocs Ltd.	7,587	487,996
Automatic Data Processing, Inc.	28,100	3,071,892
Broadridge Financial Solutions, Inc.	5,058	408,787
International Business Machines Corp.	53,390	7,745,821
Paychex, Inc.	29,786	1,785,969
		17,751,388
Leisure Products - 0.1%
Hasbro, Inc.	4,496	439,124

Machinery - 1.0%
Cummins, Inc.	7,587	1,274,844
Illinois Tool Works, Inc.	12,926	1,912,531
Snap-on, Inc.	2,248	334,974
Stanley Black & Decker, Inc.	4,215	636,339
		4,158,688
Media - 1.5%
Interpublic Group of Cos., Inc. (The)	11,802	245,364
Omnicom Group, Inc.	11,240	832,547
Walt Disney Co. (The)	55,076	5,428,841
		6,506,752
Multiline Retail - 0.4%
Target Corp.	31,191	1,840,581

Multi-Utilities - 1.7%
Ameren Corp.	10,397	601,362
CenterPoint Energy, Inc.	19,389	566,353
CMS Energy Corp.	9,554	442,541
Consolidated Edison, Inc.	12,645	1,020,199
Dominion Energy, Inc.	20,513	1,578,065
DTE Energy Co.	6,744	724,036
Public Service Enterprise Group, Inc.	23,323	1,078,689
SCANA Corp.	5,058	245,262
WEC Energy Group, Inc.	15,736	987,906
		7,244,413
Oil, Gas & Consumable Fuels - 6.9%
Chevron Corp.	58,167	6,834,622
Exxon Mobil Corp.	253,462	20,778,815
Occidental Petroleum Corp.	26,414	1,696,043
		29,309,480
Pharmaceuticals - 12.0%
Bristol-Myers Squibb Co.	61,820	3,940,407
Eli Lilly & Co.	47,489	4,062,209
Johnson & Johnson	158,484	20,604,505
Merck & Co., Inc.	147,806	9,464,018
Pfizer, Inc.	358,556	12,800,449
		50,871,588
Professional Services - 0.2%
Nielsen Holdings plc	10,678	442,603
Robert Half International, Inc.	5,058	254,620
		697,223
Road & Rail - 0.9%
Union Pacific Corp.	33,158	3,845,333

Semiconductors & Semiconductor Equipment - 7.3%
Analog Devices, Inc.	21,637	1,864,460
Intel Corp.	364,457	13,878,523
Maxim Integrated Products, Inc.	16,579	790,984
QUALCOMM, Inc.	98,631	5,113,031
Texas Instruments, Inc.	94,135	8,438,262
Xilinx, Inc.	13,769	975,258
		31,060,518
Specialty Retail - 4.3%
Bed Bath & Beyond, Inc.	4,215	98,926
Foot Locker, Inc.	3,934	138,556
Home Depot, Inc. (The)	78,118	12,776,980
L Brands, Inc.	7,025	292,310
Lowe's Cos., Inc.	30,910	2,470,945
Tiffany & Co.	3,372	309,482
TJX Cos., Inc. (The)	31,753	2,341,149
		18,428,348
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	39,340	2,039,779
VF Corp.	16,579	1,053,927
		3,093,706
Tobacco - 3.9%
Altria Group, Inc.	83,738	5,310,664
Philip Morris International, Inc.	101,160	11,229,772
		16,540,436
Trading Companies & Distributors - 0.3%
Fastenal Co.	15,174	691,631
WW Grainger, Inc.	3,091	555,607
		1,247,238

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Water Utilities - 0.1%
American Water Works Co., Inc.	5,339	431,978

TOTAL COMMON STOCKS (Cost $394,357,074)		423,334,084

Total Investments - 99.5% (Cost $394,357,074)		423,334,084
Other Assets Less Liabilities - 0.5%		2,117,881
Net assets - 100.0%		425,451,965

(a)	Represents less than 0.05% of net assets.

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 1.0%
BAE Systems plc	59,201	501,581
Thales SA	1,219	138,029
		639,610
Air Freight & Logistics - 1.4%
bpost SA	4,558	135,520
Deutsche Post AG (Registered)	15,635	696,189
Royal Mail plc	25,917	133,592
		965,301
Auto Components - 1.4%
Cie Generale des Etablissements Michelin	3,551	518,452
Continental AG	1,060	269,110
GKN plc	28,408	131,873
		919,435
Beverages - 1.6%
Diageo plc	33,496	1,102,376

Building Products - 0.9%
Cie de Saint-Gobain	5,512	328,551
Geberit AG (Registered)	583	276,015
		604,566
Capital Markets - 1.3%
3i Group plc	39,008	477,819
Ashmore Group plc	10,706	48,722
Partners Group Holding AG	477	323,883
		850,424
Chemicals - 3.6%
BASF SE	8,374	891,373
Croda International plc	2,120	107,884
EMS-Chemie Holding AG (Registered)	53	35,275
Evonik Industries AG	2,968	106,035
FUCHS PETROLUB SE	583	29,933
FUCHS PETROLUB SE (Preference)	848	50,215
Givaudan SA (Registered)	212	461,641
Johnson Matthey plc	2,226	102,139
Linde AG	1,802	375,896
Umicore SA	1,219	100,863
Yara International ASA	3,604	161,495
		2,422,749
Commercial Services & Supplies - 0.5%
Babcock International Group plc	4,505	50,015
ISS A/S	4,558	183,339
Societe BIC SA	795	95,301
		328,655
Construction & Engineering - 1.6%
ACS Actividades de Construccion y Servicios SA	2,491	92,336
Boskalis Westminster	1,007	35,208
Bouygues SA	2,438	115,720
Ferrovial SA	13,409	295,246
Vinci SA	5,883	559,173
		1,097,683
Construction Materials - 0.5%
CRH plc	8,586	326,805
Imerys SA	424	38,321
		365,126
Containers & Packaging - 0.1%
DS Smith plc	13,992	92,529

Diversified Financial Services - 2.3%
Corp. Financiera Alba SA	636	38,834
Industrivarden AB, Class A	9,381	249,858
Industrivarden AB, Class C	8,056	203,612
Investment AB Latour, Class B	2,809	37,959
Investor AB, Class B	19,875	979,585
Sofina SA	424	65,163
		1,575,011
Diversified Telecommunication Services - 6.9%
BT Group plc	268,233	1,021,685
Deutsche Telekom AG (Registered)	45,156	842,657
Elisa OYJ	2,915	125,508
Inmarsat plc	6,360	54,909
Orange SA	27,772	455,052
Proximus SADP	4,558	157,101
Swisscom AG (Registered)	530	271,792
TDC A/S	9,169	53,734
Telefonica Deutschland Holding AG	17,119	96,091
Telefonica SA	74,995	814,954
Telenor ASA	21,889	463,061
Telia Co. AB	55,650	261,534
		4,618,078
Electric Utilities - 2.9%
EDP - Energias de Portugal SA	33,072	124,526
Endesa SA	9,540	215,131
Enel SpA	100,541	605,590
Fortum OYJ	3,922	78,312
Red Electrica Corp. SA	9,964	209,439
SSE plc	26,553	497,679
Terna Rete Elettrica Nazionale SpA	39,644	231,617
		1,962,294
Electrical Equipment - 2.7%
ABB Ltd. (Registered)	34,715	858,906
Legrand SA	3,392	244,932
Philips Lighting NV(a)	1,007	40,655
Schneider Electric SE*	8,056	701,237
		1,845,730
Equity Real Estate Investment Trusts (REITs) - 3.8%
Fonciere Des Regions	1,749	181,727
Gecina SA	2,491	404,035
Hammerson plc	24,751	178,323
Klepierre SA	12,773	501,479
Merlin Properties Socimi SA	10,229	141,727
Unibail-Rodamco SE	4,664	1,134,460
		2,541,751
Food & Staples Retailing - 0.7%
Booker Group plc	30,740	84,547
Colruyt SA	1,484	76,026
ICA Gruppen AB	901	33,789
J Sainsbury plc	21,041	67,158

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Jeronimo Martins SGPS SA	3,074	60,653
Kesko OYJ, Class B	1,272	68,225
Wm Morrison Supermarkets plc	20,829	65,420
		455,818
Food Products - 5.6%
Marine Harvest ASA*	12,667	250,626
Nestle SA (Registered)	39,220	3,287,249
Orkla ASA	17,861	183,315
Tate & Lyle plc	8,533	74,242
		3,795,432
Gas Utilities - 0.3%
Gas Natural SDG SA	5,459	120,877
Rubis SCA	901	57,444
		178,321
Health Care Equipment & Supplies - 0.7%
Coloplast A/S, Class B	2,703	219,424
Koninklijke Philips NV	6,201	256,066
		475,490
Hotels, Restaurants & Leisure - 0.9%
InterContinental Hotels Group plc	3,180	168,439
Sodexo SA	1,325	165,257
TUI AG	4,240	72,018
Whitbread plc	3,180	160,674
William Hill plc	12,614	42,715
		609,103
Household Durables - 0.2%
Persimmon plc	3,551	123,012

Household Products - 1.9%
Reckitt Benckiser Group plc	12,932	1,182,070
Svenska Cellulosa AB SCA, Class B	8,745	73,926
		1,255,996
Independent Power and Renewable Electricity Producers - 0.1%
Uniper SE	2,014	55,238

Industrial Conglomerates - 2.6%
Siemens AG (Registered)	11,554	1,628,170
Smiths Group plc	6,148	130,078
		1,758,248
Insurance - 3.3%
Admiral Group plc	11,395	277,785
Direct Line Insurance Group plc	41,552	202,701
Euler Hermes Group	848	100,251
Gjensidige Forsikring ASA	5,883	102,431
Sampo OYJ, Class A	17,119	905,047
Swiss Re AG	5,035	456,355
Tryg A/S	6,678	154,251
		2,198,821
IT Services - 0.5%
Amadeus IT Group SA	5,300	344,549

Machinery - 2.0%
ANDRITZ AG	954	55,156
Atlas Copco AB, Class A	6,095	257,544
Atlas Copco AB, Class B	4,187	161,994
GEA Group AG	1,908	86,819
IMI plc	5,565	92,806
Kone OYJ, Class B	7,261	384,561
MAN SE	477	53,848
Schindler Holding AG	318	70,298
Schindler Holding AG (Registered)	159	34,229
SKF AB, Class B	4,028	87,593
Sulzer AG (Registered)	159	18,799
Zardoya Otis SA	4,982	55,128
		1,358,775
Marine - 0.4%
Kuehne + Nagel International AG (Registered)	1,272	235,707

Media - 2.0%
Axel Springer SE	583	37,473
Daily Mail & General Trust plc, Class A	2,650	23,056
ITV plc	84,164	197,269
Lagardere SCA	2,173	72,765
Mediaset Espana Comunicacion SA	1,961	22,147
ProSiebenSat.1 Media SE	3,763	128,276
Publicis Groupe SA	3,074	214,738
RTL Group SA	1,219	92,288
SES SA, FDR	4,452	97,421
Sky plc	12,190	149,646
WPP plc	17,649	327,951
		1,363,030
Multiline Retail - 0.5%
Marks & Spencer Group plc	28,620	135,698
Next plc	3,286	231,896
		367,594
Multi-Utilities - 3.1%
Centrica plc	99,216	248,921
Engie SA	30,899	524,919
Innogy SE(a)	2,332	103,811
National Grid plc	80,878	1,003,283
Suez	4,982	90,967
Veolia Environnement SA	5,724	132,293
		2,104,194
Oil, Gas & Consumable Fuels - 4.9%
Enagas SA	5,724	161,222
Eni SpA	33,390	552,631
Snam SpA	67,204	323,832
Statoil ASA	8,957	179,246
TOTAL SA	38,955	2,092,861
		3,309,792
Paper & Forest Products - 0.2%
UPM-Kymmene OYJ	5,565	150,855

Personal Products - 3.8%
L'Oreal SA	3,869	822,850
Unilever NV, CVA	16,112	953,142
Unilever plc	12,932	749,356
		2,525,348
Pharmaceuticals - 19.0%
AstraZeneca plc	13,409	891,414

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
GlaxoSmithKline plc	117,342	2,343,374
Novartis AG (Registered)	34,556	2,960,616
Novo Nordisk A/S, Class B	24,380	1,165,784
Orion OYJ, Class B	1,378	63,957
Recordati SpA	1,166	53,759
Roche Holding AG - BR	477	121,518
Roche Holding AG - Genusschein	12,243	3,127,811
Sanofi	20,776	2,063,402
		12,791,635
Professional Services - 2.0%
Bureau Veritas SA	4,293	110,817
DKSH Holding AG	212	18,043
Experian plc	12,773	256,882
RELX NV	12,137	258,414
RELX plc	15,688	344,553
SGS SA (Registered)	106	254,483
Wolters Kluwer NV	2,226	102,881
		1,346,073
Real Estate Management & Development - 2.7%
Deutsche Wohnen SE	10,229	434,371
Fastighets AB Balder (Preference)	636	27,202
LEG Immobilien AG	3,074	311,041
PSP Swiss Property AG (Registered)	583	53,745
Swiss Prime Site AG (Registered)*	1,590	143,044
Vonovia SE	20,140	857,142
		1,826,545
Specialty Retail - 1.6%
CECONOMY AG	1,484	17,479
Fielmann AG	583	50,527
Hennes & Mauritz AB, Class B	14,522	375,399
Industria de Diseno Textil SA	10,600	399,561
Kingfisher plc	57,823	231,571
		1,074,537
Textiles, Apparel & Luxury Goods - 0.1%
HUGO BOSS AG	954	84,124

Tobacco - 3.6%
British American Tobacco plc	28,885	1,810,566
Imperial Brands plc	11,660	498,094
Swedish Match AB	3,392	118,727
		2,427,387
Trading Companies & Distributors - 0.5%
Ferguson plc	3,816	250,662
Travis Perkins plc	4,028	78,253
		328,915
Transportation Infrastructure - 0.8%
Abertis Infraestructuras SA	8,692	175,714
Aena SME SA(a)	636	114,850
Atlantia SpA	7,261	229,277
		519,841
Water Utilities - 0.5%
Pennon Group plc	8,374	89,543
Severn Trent plc	4,293	125,158
United Utilities Group plc	11,607	133,067
		347,768

Wireless Telecommunication Services - 2.6%
Tele2 AB, Class B	4,399	50,229
Vodafone Group plc	604,359	1,693,030
		1,743,259
TOTAL COMMON STOCKS (Cost $63,348,056)		67,086,725

Total Investments - 99.6% (Cost $63,348,056)		67,086,725
Other Assets Less Liabilities - 0.4%		289,127
Net assets - 100.0%		67,375,852

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At September 30, 2017, the value of these securities amounted to $259,316 or 0.38% of net assets of the Fund.

Abbreviations
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

O'Shares FTSE Europe Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of September 30, 2017:

Austria	0.1%
Belgium	0.8%
Denmark	2.6%
Finland	2.6%
France	17.6%
Germany	10.8%
Ireland	0.5%
Italy	3.0%
Luxembourg	0.3%
Netherlands	0.6%
Norway	2.0%
Portugal	0.3%
Spain	4.8%
Sweden	4.3%
Switzerland	19.7%
United Kingdom	29.6%
Other(1)	0.4%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend Hedged ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND - 92.0%

O'Shares FTSE Europe Quality Dividend ETF(a)
(Cost $14,898,198)	632,776	16,063,019

Total Investments - 92.0% (Cost $14,898,198)		16,063,019
Other Assets Less Liabilities - 8.0%		1,396,125
Net assets - 100.0%		17,459,144

(a)	Affiliated company as defined under the Investment Company Act of 1940.

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend Hedged ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investment in a company which was affiliated for the period ending September 30, 2017, was as follows:

Security Description	Shares at September 30, 2017	Market Value June 30, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/Interest Income ($)
O'Shares FTSE Europe Quality Dividend ETF	632,776	16,155,276	–	400,680	(2,704)	308,423	16,063,019	54,820

Further information about the affiliated Underlying Fund may be found herein.

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend Hedged ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,034,073	CHF	2,887,925	JPMorgan Chase Bank NA	10/06/2017	48,864
USD	696,142	DKK	4,313,031	JPMorgan Chase Bank NA	10/06/2017	10,850
USD	6,570,081	EUR	5,470,799	JPMorgan Chase Bank NA	10/06/2017	101,459
USD	242,259	NOK	1,878,518	JPMorgan Chase Bank NA	10/06/2017	6,256
USD	1,065,020	SEK	8,453,323	JPMorgan Chase Bank NA	10/06/2017	29,199
Total unrealized appreciation						196,628
USD	4,275,997	GBP	3,270,432	JPMorgan Chase Bank NA	10/06/2017	(112,220)
Total unrealized depreciation						(112,220)
Net unrealized appreciation						84,408

Abbreviations:

CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	US Dollar

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.8%

Aerospace & Defense - 0.3%
Singapore Technologies Engineering Ltd.	14,320	36,276

Air Freight & Logistics - 0.0%(a)
Kerry Logistics Network Ltd.	1,448	2,002
Singapore Post Ltd.	3,568	3,285
		5,287
Airlines - 0.8%
Air New Zealand Ltd.	3,280	7,991
ANA Holdings, Inc.	354	13,379
Japan Airlines Co. Ltd.	1,064	35,994
Qantas Airways Ltd.	1,880	8,600
Singapore Airlines Ltd.	2,944	21,766
		87,730
Auto Components - 2.9%
Aisin Seiki Co. Ltd.	512	26,972
Bridgestone Corp.	3,816	173,095
Denso Corp.	2,016	101,960
Exedy Corp.	112	3,408
Hanon Systems	352	3,872
NHK Spring Co. Ltd.	464	5,000
Sumitomo Rubber Industries Ltd.	480	8,793
Tokai Rika Co. Ltd.	160	3,164
Xinyi Glass Holdings Ltd.	6,560	6,484
		332,748
Automobiles - 3.7%
Kia Motors Corp.	1,000	27,633
Toyota Motor Corp.	6,736	401,533
		429,166
Beverages - 0.3%
Coca-Cola Amatil Ltd.	2,320	14,072
Hite Jinro Co. Ltd.	72	1,653
Suntory Beverage & Food Ltd.	400	17,803
		33,528
Biotechnology - 1.0%
CSL Ltd.	1,120	117,725

Building Products - 0.4%
Aica Kogyo Co. Ltd.	248	8,328
Asahi Glass Co. Ltd.	680	25,221
KCC Corp.	16	5,232
Sanwa Holdings Corp.	608	6,973
		45,754
Capital Markets - 1.3%
ASX Ltd.	984	40,481
IOOF Holdings Ltd.	1,528	13,368
Magellan Financial Group Ltd.	440	8,479
Perpetual Ltd.	432	17,565
Platinum Asset Management Ltd.	1,928	9,168
Singapore Exchange Ltd.	11,544	62,823
		151,884
Chemicals - 3.1%
Asahi Kasei Corp.	3,688	45,377
Daicel Corp.	1,288	15,516
DuluxGroup Ltd.	2,744	15,072
Hitachi Chemical Co. Ltd.	384	10,524
Incitec Pivot Ltd.	3,336	9,423
JSR Corp.	1,096	20,817
Kaneka Corp.	984	7,640
Kuraray Co. Ltd.	2,376	44,411
Lintec Corp.	232	6,286
Nippon Kayaku Co. Ltd.	584	8,991
Nissan Chemical Industries Ltd.	472	16,605
NOF Corp.	276	7,797
Orica Ltd.	1,216	18,863
Shin-Etsu Chemical Co. Ltd.	1,408	125,834
		353,156
Commercial Services & Supplies - 2.1%
Brambles Ltd.	8,736	61,692
Dai Nippon Printing Co. Ltd.	1,740	41,628
KEPCO Plant Service & Engineering Co. Ltd.	64	2,316
Park24 Co. Ltd.	1,008	24,536
S-1 Corp.	64	4,984
Secom Co. Ltd.	1,360	99,096
Toppan Forms Co. Ltd.	232	2,461
		236,713
Communications Equipment - 0.2%
VTech Holdings Ltd.	1,192	17,367

Construction & Engineering - 1.3%
CIMIC Group Ltd.	232	8,048
COMSYS Holdings Corp.	496	11,849
Kajima Corp.	3,264	32,418
Kinden Corp.	472	7,598
Maeda Road Construction Co. Ltd.	312	6,710
Nippo Corp.	176	3,764
Obayashi Corp.	2,488	29,817
Taisei Corp.	950	49,814
		150,018
Construction Materials - 0.8%
Adelaide Brighton Ltd.	3,968	18,151
CSR Ltd.	3,208	11,906
Fletcher Building Ltd.	3,800	21,949
James Hardie Industries plc, CHDI	2,696	37,485
Sumitomo Osaka Cement Co. Ltd.	1,096	4,849
		94,340
Containers & Packaging - 0.7%
Amcor Ltd.	5,368	64,064
Orora Ltd.	5,904	14,361
		78,425
Distributors - 0.1%
Canon Marketing Japan, Inc.	184	4,395
PALTAC Corp.	88	3,428
		7,823
Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	352	12,696

Diversified Telecommunication Services - 3.3%
LG Uplus Corp.	560	6,527
Nippon Telegraph & Telephone Corp.	2,952	135,242
PCCW Ltd.	8,520	4,614

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Singapore Telecommunications Ltd.	37,088	100,507
Spark New Zealand Ltd.	17,824	47,030
Telstra Corp. Ltd.	30,856	84,497
		378,417
Electric Utilities - 3.1%
AusNet Services	7,720	10,237
Chugoku Electric Power Co., Inc. (The)	1,240	13,164
CK Infrastructure Holdings Ltd.	5,744	49,419
CLP Holdings Ltd.	13,432	137,661
Contact Energy Ltd.	5,688	22,615
Hokuriku Electric Power Co.	848	7,112
Korea Electric Power Corp.	1,656	56,388
Mercury NZ Ltd.	5,247	12,859
Power Assets Holdings Ltd.	5,688	49,265
		358,720
Electrical Equipment - 0.1%
Johnson Electric Holdings Ltd.	976	3,730
Mabuchi Motor Co. Ltd.	232	11,604
		15,334
Electronic Equipment, Instruments & Components - 2.2%
Hirose Electric Co. Ltd.	160	22,515
Hitachi Ltd.	15,480	109,040
Kyocera Corp.	1,432	88,822
Venture Corp. Ltd.	2,480	32,215
		252,592
Equity Real Estate Investment Trusts (REITs) - 10.5%
Ascendas REIT	18,592	36,419
CapitaLand Commercial Trust	12,920	15,746
CapitaLand Mall Trust	20,408	30,057
Champion REIT	14,600	10,075
Dexus	12,696	94,638
Goodman Group	14,960	96,724
GPT Group (The)	21,912	85,279
Kiwi Property Group Ltd.	14,672	14,319
Link REIT	28,400	230,161
Mirvac Group	44,384	79,751
Scentre Group	65,032	200,537
Shopping Centres Australasia Property Group	9,072	16,301
Stockland	26,896	90,747
Suntec REIT	10,680	14,668
Vicinity Centres	34,168	71,314
Westfield Corp.	21,328	131,203
		1,217,939
Food & Staples Retailing - 6.4%
Dairy Farm International Holdings Ltd.	1,560	11,996
Dongsuh Cos., Inc.	120	2,808
GS Retail Co. Ltd.	112	3,379
Lawson, Inc.	504	33,357
Mitsubishi Shokuhin Co. Ltd.	40	1,167
Seven & i Holdings Co. Ltd.	4,232	163,355
Sun Art Retail Group Ltd.	6,560	6,089
Wesfarmers Ltd.	11,600	376,183
Woolworths Ltd.	7,208	142,582
		740,916
Food Products - 0.8%
Golden Agri-Resources Ltd.	18,144	5,010
Itoham Yonekyu Holdings, Inc.	384	3,459
Nisshin Seifun Group, Inc.	816	13,665
Nissin Foods Holdings Co. Ltd.	200	12,153
Orion Holdings Corp.	32	634
Toyo Suisan Kaisha Ltd.	336	12,343
Want Want China Holdings Ltd.	21,960	15,435
WH Group Ltd.(b)	15,136	16,084
Wilmar International Ltd.	4,672	10,941
		89,724
Gas Utilities - 1.7%
APA Group	7,360	48,221
Hong Kong & China Gas Co. Ltd.	36,120	67,887
Osaka Gas Co. Ltd.	1,998	37,140
Tokyo Gas Co. Ltd.	1,723	42,221
Towngas China Co. Ltd.*	2,472	1,734
		197,203
Health Care Equipment & Supplies - 1.1%
Ansell Ltd.	352	6,154
Cochlear Ltd.	208	25,984
Fisher & Paykel Healthcare Corp. Ltd.	3,504	32,372
Hoya Corp.	1,192	64,331
		128,841
Health Care Providers & Services - 0.8%
Alfresa Holdings Corp.	528	9,658
Healthscope Ltd.	4,488	5,881
Miraca Holdings, Inc.	288	13,381
Ramsay Health Care Ltd.	344	16,811
Ryman Healthcare Ltd.	2,064	13,831
Sonic Healthcare Ltd.	1,872	30,714
		90,276
Hotels, Restaurants & Leisure - 1.9%
Aristocrat Leisure Ltd.	1,752	28,869
Cafe de Coral Holdings Ltd.	3,288	10,229
Crown Resorts Ltd.	2,768	24,564
Flight Centre Travel Group Ltd.	232	8,194
Genting Singapore plc	17,936	15,454
Kangwon Land, Inc.	1,048	32,025
Sands China Ltd.	7,392	38,471
SJM Holdings Ltd.	4,128	3,779
SKYCITY Entertainment Group Ltd.	5,168	14,010
Skylark Co. Ltd.	480	7,091
Star Entertainment Grp Ltd. (The)	2,800	11,512
Tabcorp Holdings Ltd.	2,600	8,711
Tatts Group Ltd.	6,424	20,062
		222,971
Household Durables - 0.8%
Coway Co. Ltd.	320	26,263
Sekisui Chemical Co. Ltd.	1,400	27,536
Sekisui House Ltd.	2,088	35,178
		88,977
Independent Power and Renewable Electricity Producers - 0.3%
Electric Power Development Co. Ltd.	536	13,457
Meridian Energy Ltd.	8,848	18,197
		31,654
Industrial Conglomerates - 2.9%
CK Hutchison Holdings Ltd.	13,656	174,575
Doosan Corp.	24	2,975
Hanwha Corp. (Preference)	88	1,452

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Hopewell Holdings Ltd.	5,000	19,460
Jardine Matheson Holdings Ltd.	768	48,660
Keppel Corp. Ltd.	6,992	33,417
LG Corp.	376	26,460
NWS Holdings Ltd.	11,312	22,043
Sembcorp Industries Ltd.	2,552	5,563
		334,605
Insurance - 1.0%
Insurance Australia Group Ltd.	12,152	60,739
Medibank Pvt Ltd.	25,848	59,222
		119,961
Internet Software & Services - 0.3%
Yahoo Japan Corp.	6,608	31,348

IT Services - 0.5%
Computershare Ltd.	2,224	25,251
Itochu Techno-Solutions Corp.	160	5,970
Nomura Research Institute Ltd.	464	18,096
Otsuka Corp.	136	8,711
		58,028
Leisure Products - 0.4%
Bandai Namco Holdings, Inc.	632	21,672
Heiwa Corp.	248	4,915
Sankyo Co. Ltd.	392	12,502
Sega Sammy Holdings, Inc.	640	8,938
		48,027
Machinery - 3.2%
Amada Holdings Co. Ltd.	1,080	11,849
FANUC Corp.	824	166,828
Glory Ltd.	184	6,514
Hoshizaki Corp.	192	16,869
Komatsu Ltd.	2,888	82,126
Kurita Water Industries Ltd.	624	18,016
Makita Corp.	1,240	49,957
Nabtesco Corp.	368	13,665
OSG Corp.	328	7,460
		373,284
Media - 0.7%
Cheil Worldwide, Inc.	208	3,305
Daiichikosho Co. Ltd.	240	11,471
Fairfax Media Ltd.	6,128	4,544
Fuji Media Holdings, Inc.	160	2,276
Hakuhodo DY Holdings, Inc.	1,104	14,496
I-CABLE Communications Ltd.*	2,103	69
Nippon Television Holdings, Inc.	240	4,213
REA Group Ltd.	160	8,411
Singapore Press Holdings Ltd.	11,096	22,226
SKY Network Television Ltd.	2,816	5,496
SKY Perfect JSAT Holdings, Inc.	752	3,360
Television Broadcasts Ltd.	1,024	3,402
TV Asahi Holdings Corp.	104	2,070
		85,339
Metals & Mining - 1.2%
Alumina Ltd.	6,624	11,434
Korea Zinc Co. Ltd.	40	17,305
Maruichi Steel Tube Ltd.	584	16,991
Rio Tinto Ltd.	1,592	83,107
Sims Metal Management Ltd.	296	3,131
Yamato Kogyo Co. Ltd.	96	2,597
		134,565
Multiline Retail - 0.1%
Harvey Norman Holdings Ltd.	3,488	10,619
Lifestyle International Holdings Ltd.	3,448	4,829
		15,448
Multi-Utilities - 0.8%
AGL Energy Ltd.	5,184	95,060

Oil, Gas & Consumable Fuels - 2.1%
Caltex Australia Ltd.	1,896	47,755
GS Holdings Corp.	256	14,662
SK Innovation Co. Ltd.	200	34,749
S-Oil Corp.	152	16,921
Woodside Petroleum Ltd.	5,456	124,579
		238,666
Personal Products - 1.4%
Kao Corp.	2,464	144,909
Kobayashi Pharmaceutical Co. Ltd.	200	11,318
Pola Orbis Holdings, Inc.	240	7,260
		163,487
Pharmaceuticals - 2.6%
Astellas Pharma, Inc.	15,600	198,387
Daiichi Sankyo Co. Ltd.	2,696	60,787
Kaken Pharmaceutical Co. Ltd.	112	5,691
Kissei Pharmaceutical Co. Ltd.	120	3,235
KYORIN Holdings, Inc.	224	4,507
Mitsubishi Tanabe Pharma Corp.	944	21,637
Mochida Pharmaceutical Co. Ltd.	64	4,702
Sawai Pharmaceutical Co. Ltd.	96	5,450
		304,396
Professional Services - 0.1%
SEEK Ltd.	1,112	14,493

Real Estate Management & Development - 7.9%
CapitaLand Ltd.	7,000	18,454
CK Asset Holdings Ltd.	8,456	69,991
Daikyo, Inc.	136	2,670
Daito Trust Construction Co. Ltd.	1,016	185,031
Daiwa House Industry Co. Ltd.	1,704	58,811
Frasers Centrepoint Ltd.	1,304	2,007
Global Logistic Properties Ltd.	7,816	18,994
Hang Lung Properties Ltd.	8,712	20,679
Henderson Land Development Co. Ltd.	9,336	61,856
Hongkong Land Holdings Ltd.	11,512	82,886
Kerry Properties Ltd.	3,200	13,254
LendLease Group	2,856	40,158
Sino Land Co. Ltd.	20,520	36,045
Sun Hung Kai Properties Ltd.	10,912	177,287
Swire Pacific Ltd., Class A	2,040	19,797
Swire Pacific Ltd., Class B	3,920	6,795
Swire Properties Ltd.	7,520	25,514
Wharf Holdings Ltd. (The)	6,128	54,606
Wheelock & Co. Ltd.	1,904	13,395
		908,230
Road & Rail - 2.0%
Aurizon Holdings Ltd.	12,408	47,706
ComfortDelGro Corp. Ltd.	21,864	33,490

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Kintetsu Group Holdings Co. Ltd.	826	30,724
MTR Corp. Ltd.	8,784	51,282
Nagoya Railroad Co. Ltd.	736	15,843
Sotetsu Holdings, Inc.	254	6,147
West Japan Railway Co.	648	45,029
		230,221
Semiconductors & Semiconductor Equipment - 0.3%
ASM Pacific Technology Ltd.	504	7,259
Disco Corp.	120	24,402
		31,661
Software - 0.3%
Koei Tecmo Holdings Co. Ltd.	128	2,687
Oracle Corp. Japan	136	10,680
Trend Micro, Inc.	512	25,199
		38,566
Specialty Retail - 1.0%
ABC-Mart, Inc.	160	8,443
Aoyama Trading Co. Ltd.	264	9,440
Autobacs Seven Co. Ltd.	760	12,315
Chow Tai Fook Jewellery Group Ltd.	4,440	5,326
K's Holdings Corp.	256	5,670
L'Occitane International SA	1,080	2,345
Sa Sa International Holdings Ltd.	5,360	2,093
Shimachu Co. Ltd.	472	12,395
Shimamura Co. Ltd.	160	19,189
USS Co. Ltd.	1,888	38,074
		115,290
Technology Hardware, Storage & Peripherals - 6.2%
Canon, Inc.	3,368	115,044
Samsung Electronics Co. Ltd.	232	519,359
Samsung Electronics Co. Ltd. (Preference)	48	86,416
		720,819
Textiles, Apparel & Luxury Goods - 0.2%
PRADA SpA	1,464	5,098
Texwinca Holdings Ltd.	1,272	764
Wacoal Holdings Corp.	162	4,608
Yue Yuen Industrial Holdings Ltd.	3,216	12,229
		22,699
Tobacco - 2.9%
Japan Tobacco, Inc.	7,648	250,574
KT&G Corp.	960	88,427
		339,001
Trading Companies & Distributors - 1.5%
Marubeni Corp.	4,840	33,044
Mitsubishi Corp.	4,040	93,871
Sumitomo Corp.	3,520	50,612
		177,527
Transportation Infrastructure - 1.9%
Auckland International Airport Ltd.	3,504	16,313
Hopewell Highway Infrastructure Ltd.	9,296	5,749
Hutchison Port Holdings Trust, Class U	29,016	12,477
Kamigumi Co. Ltd.	340	7,868
Macquarie Atlas Roads Group	3,880	16,531
SATS Ltd.	6,352	21,564
SIA Engineering Co. Ltd.	2,536	6,518
Sydney Airport	5,416	30,215
Transurban Group	10,792	100,599
		217,834
Wireless Telecommunication Services - 5.2%
KDDI Corp.	11,336	298,795
M1 Ltd.	2,976	3,901
NTT DOCOMO, Inc.	11,432	261,058
SK Telecom Co. Ltd.	136	30,279
StarHub Ltd.	4,336	8,302
		602,335
TOTAL COMMON STOCKS (Cost $10,420,683)		11,425,090

	No. of Rights
RIGHTS - 0.0%(a)

Equity Real Estate Investment Trusts (REITs) - 0.0%(a)
CapitaLand Commercial Trust, expiring 10/19/2017, price 1.36 SGD *(c)	2,144	477
TOTAL RIGHTS (Cost $–)		477

Total Investments - 98.8% (Cost $10,420,683)		11,425,567
Other Assets Less Liabilities - 1.2%		137,482
Net assets - 100.0%		11,563,049

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At September 30, 2017, the value of these securities amounted to $16,084 or 0.14% of net assets of the Fund.
(c)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $477, which represents approximately 0.00% of net assets of the Fund.

Abbreviations
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SGD	Singapore Dollar

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

O'Shares FTSE Asia Pacific Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of September 30, 2017:

Australia	24.8%
China	0.2%
Hong Kong	14.0%
Ireland	0.3%
Italy	0.0	%(a)
Japan	43.2%
Luxembourg	0.0	%(a)
New Zealand	2.0%
Singapore	4.8%
South Korea	8.8%
United Kingdom	0.7%
United States	0.0	%(a)
Other(1)	1.2%
	100.0%

(a)	Represents less than 0.05% of net assets
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND - 89.2%

O'Shares FTSE Asia Pacific Quality Dividend ETF(a)
(Cost $2,228,665)	88,900	2,595,880

Total Investments - 89.2% (Cost $2,228,665)		2,595,880
Other Assets Less Liabilities - 10.8%		314,698
Net assets - 100.0%		2,910,578

(a)	Affiliated company as defined under the Investment Company Act of 1940.

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investment in a company which was affiliated for the period ending September 30, 2017, was as follows:

Security Description	Shares at September 30, 2017	Market Value June 30, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/Interest Income ($)
O'Shares FTSE Asia Pacific Quality Dividend ETF	88,900	2,559,200	–	68,343	3,818	105,023	2,595,880	6,554

Further information about the affiliated Underlying Fund may be found herein.

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	645,578	AUD	803,705	JPMorgan Chase Bank NA	10/06/2017	14,970
USD	1,105,983	JPY	119,576,725	JPMorgan Chase Bank NA	10/06/2017	43,540
USD	169,786	SGD	227,583	JPMorgan Chase Bank NA	10/06/2017	2,187
USD	231,437	KRW	260,889,977	JPMorgan Chase Bank NA	10/12/2017	3,629
Total unrealized appreciation						64,326
USD	55,132	NZD	76,307	JPMorgan Chase Bank NA	10/06/2017	(26)
Total unrealized depreciation						(26)
Net unrealized appreciation						64,300

Abbreviations:

AUD	—	Australian Dollar
JPY	—	Japanese Yen
KRW	—	Korean Won
NZD	—	New Zealand Dollar
SGD	—	Singapore Dollar
USD	—	US Dollar

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedules of Investments

September 30, 2017 (Unaudited)

1.	Organization

FQF Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five series of the O’Shares Investments Funds (collectively the ‘‘Funds’’ or individually a ‘‘Fund’’): O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF, O’Shares FTSE Asia Pacific Quality Dividend ETF, and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF. FFCM, LLC (the ‘‘Adviser’’) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended.

Each Fund seeks to track the performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the “Release”). The Release calls for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC adopted amendments to Regulation S-X, which will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments had a compliance date of August 1, 2017, and are reflected in the Funds’ filing of Form N-Q for the period ending September 30, 2017. The effective date for the Form N-PORT and Form N-CEN is June 1, 2018. Management is in the process of reviewing the impact to the financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

In calculating each Fund’s NAV, investments generally are valued using market valuations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV. Affiliated exchange traded funds held by O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF are valued at the mean of the closing bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Other exchange traded funds, held by any Fund, are generally valued at the last trade price and are typically categorized as Level 1 in the fair value hierarchy.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2017 for each Fund based upon the three levels defined above:

	LEVEL 1- Quoted Prices	LEVEL 2 - Other Significant Observable Inputs			LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks	Forward Foreign Currency Contracts	Exchange Traded Fund	Rights		Totals
O'Shares FTSE U.S. Quality Dividend ETF
Assets:	$423,334,084	$—	$—	$—	$—	423,334,084
Totals:	$423,334,084	$—	$—	$—	$—	$423,334,084
O'Shares FTSE Europe Quality Dividend ETF
Assets:	$67,086,725	$—	$—	$—	$—	67,086,725
Totals:	$67,086,725	$—	$—	$—	$—	$67,086,725
O'Shares FTSE Europe Quality Dividend Hedged ETF
Assets:	$—	$196,628	$16,063,019	$—	$—	16,259,647
Liabilities:	—	$(112,220)	$—	$—	—	$(112,220)
Totals:	$—	$84,408	$16,063,019	$—	$—	$16,147,427
O'Shares FTSE Asia Pacific Quality Dividend ETF
Assets:	$11,425,090	$—	$—	$477	$—	11,425,567
Totals:	$11,425,090	$—	$—	$477	$—	$11,425,567
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Assets:	$—	$64,326	$2,595,880	$—	$—	2,660,206
Liabilities:	—	$(26)	$—	$—	—	$(26)
Totals:	$—	$64,300	$2,595,880	$—	$—	$2,660,180

For the period ended September 30, 2017, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of September 30, 2017, based on levels assigned to securities on June 30, 2017.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period.

Forward Foreign Currency Contracts

Forward contracts may be considered ‘‘derivatives’’ — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

The O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF enter into forward foreign currency contracts to effectuate the hedging strategies embedded in the Europe Hedged Target Index and the AP Hedged Target Index, respectively.

The Europe Hedged Target Index and the AP Hedged Target Index attempt to hedge against fluctuations in the relative value of foreign currencies in which each Index’s components are denominated against the U.S. dollar. Each Index is designed to have higher returns than an equivalent index that does not hedge against a weakening of such foreign currencies relative to the U.S. dollar. Each Index would be expected to have lower returns than an equivalent unhedged index when these foreign currencies are rising in value relative to the U.S. dollar. Although the hedged nature of each Index is designed to minimize the impact of currency fluctuations on returns, it does not eliminate the Funds’ exposure to foreign currency fluctuations.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency. Position hedging and transaction hedging generally involve a Fund seeking to “lock in” the exchange rate between currencies. Purchasing a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that a Fund intends to acquire may serve as a long hedge. Alternatively, selling a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency may serve as a short hedge. Currency hedges do not protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no forward currency contracts on that currency are available or such forward currency contracts are more expensive than certain other derivative instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using forward currency contracts on another currency or a basket of currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the forward currency contract will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

Except for the O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF, no Fund is obligated to actively engage in currency hedging transactions; therefore, such a Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. Further, a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

At or before settlement of a forward foreign currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract; or, if the forward foreign currency contract is cash settled, pay or receive the difference between it and its counterparty’s obligations under the contract. If a Fund makes delivery of a currency at or before the settlement of a forward foreign currency contract, it may be required to obtain the currency through the conversion of assets into the currency. A Fund may close out a forward foreign currency contract obligating it to purchase currency by selling an offsetting contract. If a Fund engages in an offsetting transaction, it may later enter into a new forward foreign currency contract to sell the currency. If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward foreign currency contract prices.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

For the period ended September 30, 2017, the quarterly average settlement value of the Forward Foreign Currency Contracts held by the Funds was as follows:

	O’Shares FTSE Europe Quality Dividend Hedged ETF	O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Average Settlement Value Purchased	$-	$-
Average Settlement Value Sold	16,198,961	2,199,268

3.	Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Quality Factor Risk: Quality investing entails investing in securities of companies with high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Asia-Pacific Risk: Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Authorized Participants Concentration Risk: The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face delisting from the Exchange.

Depositary Receipts Risk: The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk: Derivatives, including swap agreements, futures contracts and forward currency contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend-Paying Stocks Risk: Involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund's purchase of such a company’s securities.

Equity Investing Risk: An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Europe Risk: Decreasing imports or exports, changes in governmental or European Union (the “E.U.”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the E.U. In addition, if one or more countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Funds’ portfolios.

Exchange-Traded Funds and Other Investment Companies Risk: The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, each Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, a Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic, economic, foreign market and trading risks. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Forward and Futures Contracts Risk: The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited;

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

(iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) a Fund may have insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and may have to sell investments at a time when it may be disadvantageous to do so.

Hedging Risk: A Fund’s hedging strategies may not be successful and even if they are successful the Fund’s exposure to foreign currency fluctuations is not expected to be fully hedged at all times.

Geographic Concentration Risk. Because a Fund’s investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

Industry Concentration Risk: To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

International Closed Market Trading Risk: If a Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium NAV to that may be greater than those incurred by other exchange-traded funds.

Large Capitalization Securities Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: A Fund could become exposed to leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund.

Mid-Capitalization Securities Risk: The stocks of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk: Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Tracking Error Risk: The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error.

Volatility Risk: There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William Deroche
William H. DeRoche
President
November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Deroche
William H. DeRoche
President
November 20, 2017

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
November 20, 2017